S000003467 [Member] Annual Fund Operating Expenses - Sit Tax-Free Income Fund	Mar. 31, 2026
Sit Tax-Free Income Fund - Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Acquired Fund Fees and Expenses	0.15%	[1]
Expenses (as a percentage of Assets)	0.95%
Sit Tax-Free Income Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Acquired Fund Fees and Expenses	0.15%	[1]
Expenses (as a percentage of Assets)	0.70%

[1]
The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies.